Condensed Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary Shares	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 25,000	$ (9,307)	$ 15,693
Balance (in Shares) at Dec. 31, 2019	2,156,250
Cash paid in excess of fair value of Private Placement Warrants	$ 1,950,000		1,950,000
Remeasurement of Ordinary shares to redemption value	(1,950,000)	(4,731,918)	(6,681,918)
Forfeiture of Founder shares
Forfeiture of Founder shares (in Shares)	(281,250)
Net income (loss)		(17,279,776)	(17,279,776)
Balance at Dec. 31, 2020	$ 25,000	(22,021,001)	(21,996,001)
Balance (in Shares) at Dec. 31, 2020	1,875,000
Remeasurement for ordinary shares to redemption amount		(1,868)	(1,868)
Net income (loss)		14,072,850	14,072,850
Balance at Mar. 31, 2021	$ 25,000	(7,950,019)	(7,925,019)
Balance (in Shares) at Mar. 31, 2021	1,875,000
Balance at Dec. 31, 2020	$ 25,000	(22,021,001)	(21,996,001)
Balance (in Shares) at Dec. 31, 2020	1,875,000
Remeasurement of Ordinary shares to redemption value		(7,577)	(7,577)
Net income (loss)		15,229,329	15,229,329
Balance at Dec. 31, 2021	$ 25,000	(6,799,249)	(6,774,249)
Balance (in Shares) at Dec. 31, 2021	1,875,000
Remeasurement for ordinary shares to redemption amount		8,781	8,781
Net income (loss)		3,184,794	3,184,794
Balance at Mar. 31, 2022	$ 25,000	$ (3,605,674)	$ (3,580,674)
Balance (in Shares) at Mar. 31, 2022	1,875,000